Other Payables to TV Stations (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of other payables to TV Stations
Payable to TV station	$ 1,207,773	$ 1,281,133
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,130,598	$ 1,203,958